Note 14 - Concentration of Credit Risk (Details Textual)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 164,587,000
Interest Bearing Deposits, Number of Banks	5
Deposits with Other Federal Home Loan Banks	$ 414,000
Federal Funds Sold	$ 27,055,000	$ 675,000
Federal Funds Sold, Number of Banks	1
Collateral Related to Fixed Rate Loan Hedging Program [Member]
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 1,200,000
Interest Bearing Deposits, Number of Banks	1